Share-Based Payment (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment [Abstract]
Schedule of Share-Based Payment	For the six months ended June 30, 2025 and 2024, the Company’s share-based payment transactions were as follows:
		Quantity
		granted
		(Units)	Contract	Vesting
Type of arrangement	Grant date	(Note 1)	Period	Conditions
Employee share options	2017.1.1	10,630	5 years	Note 2
Employee share options	2018.1.1	3,400	5 years	Note 2
Employee share options	2019.1.1	18,600	5 years	Note 2
Employee share options	2021.10.5	20,741	5 years	Note 3
Employee share options	2021.10.5	11,352	5 years	Note 2
Employee share options	2022.2.23	27,468	5 years	Note 2

Note 1:	Employee share options granting period and exercise conditions are as follows:

Schedule of Employee Share Options Granting Period and Exercise Conditions	Employee share options granting period and exercise conditions are as follows:
Accumulated maximum
exercisable employee
Vesting period	share options
After 1 year	25%
After 2 years	50%
After 3 years	75%
After 4 years	100%
Employee share options granting period and exercise conditions are as follows:
Accumulated maximum
exercisable employee
Vesting period	share options
At the beginning of year 1	25%
At the beginning of year 2	50%
At the beginning of year 3	75%
At the beginning of year 4	100%

Schedule of Share-Based Payment Arrangements	Share option activity under the Group’s stock-based compensation plans for employees is shown below:
	2025		2024
	No. of	Weighted average exercise	No. of	Weighted average exercise
	Options	Price	Options	Price
Options outstanding at January 1	50,421	$11.66	51,879	$11.66
Options granted	-	-	-	-
Options exercised	(1,521)	11.66	-	-
Options cancelled / forfeited	-	-	(1,458)	11.66
Options outstanding at June 30	48,900	$11.66	50,421	$11.66
Options exercisable at June 30	48,900	$11.66	50,421	$11.66

Schedule of Share-Based Compensation Employees	Expenses incurred on share-based compensation for employees is shown below:
	Six months ended June 30
	2025	2024
Share-based compensation	$472,642	$-
	$472,642	$-